Fair value measurements (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)
Level 3
Fair value measurements
Fair value of convertible notes	$ 256,166	¥ 1,651,758	$ 218,666
Carrying value (before deducting unamortized debt issuance costs)
Fair value measurements
Carrying value of convertible notes	$ 141,231	¥ 910,659		¥ 815,851